Income Taxes - Components of income tax provision (benefit) (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Current
Federal		$ 0
State		0
Deferred
Federal		(824,269)
Valuation allowance		824,269
Income tax provision	$ 0	$ 0